AIF-SUP-3 031116

Statement of Additional Information Supplement dated March 11, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund	Invesco Global Targeted Returns Fund
Invesco Balanced-Risk Allocation Fund	Invesco Greater China Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco International Total Return Fund
Invesco Developing Markets Fund	Invesco Long/Short Equity Fund
Invesco Emerging Markets Equity Fund	Invesco Low Volatility Emerging Markets Fund
Invesco Emerging Markets Flexible Bond Fund	Invesco Macro International Equity Fund
Invesco Endeavor Fund	Invesco Macro Long/Short Fund
Invesco Global Health Care Fund	Invesco MLP Fund
Invesco Global Infrastructure Fund	Invesco Select Companies Fund
Invesco Global Market Neutral Fund	Invesco Strategic Income Fund
Invesco Global Markets Strategy Fund	Invesco Unconstrained Bond Fund

The following information replaces the table in its entirety appearing under the heading “Trustee Ownership of Fund Shares as of December 31, 2015” in Appendix C of the Statement of Additional Information:

“Trustee Ownership of Fund Shares as of December 31, 2015

Name of Trustee	Dollar Range of Equity Securities Per Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Invesco Funds
Interested Persons
Martin L. Flanagan	Invesco Global Targeted Returns Fund (Over $100,000) Invesco Balanced-Risk Allocation Fund (Over $100,000) Invesco Developing Markets Fund ($10,001 - $50,000)	Over $100,000
Philip A. Taylor	None	$1- $10,000
Independent Trustees
David C. Arch	Invesco Global Health Care Fund (Over $100,000) Invesco Greater China Fund (Over $100,000) Invesco Select Companies Fund ($10,001-$50,000)	Over $100,000
James T. Bunch	Invesco Balanced-Risk Allocation Fund (Over $100,000)	Over $100,000
Bruce L. Crockett	Invesco Greater China Fund ($10,001 - $50,000) Invesco Emerging Markets Equity Fund (Over $100,000) Invesco Global Infrastructure Fund (Over $100,000) Invesco Developing Markets Fund ($1 - $10,000)	Over $100,000[3]
Albert R. Dowden	Invesco All Cap Market Neutral Fund (Over $100,000) Invesco Global Health Care Fund (Over $100,000)	Over $100,000
Jack M. Fields	Invesco Greater China Fund ($10,001 - $50,000) Invesco Developing Markets Fund ($10,001 - $50,000)	Over $100,000[3]
Eli Jones[4]	N/A	N/A
Prema Mathai-Davis	Invesco Developing Markets Fund ($10,001-$50,000) Invesco Balanced-Risk Allocation Fund (Over $100,000)	Over $100,000[3]
Larry Soll	Invesco Global Health Care Fund (Over $100,000)	(Over $100,000)
Raymond Stickel, Jr.	None	Over $100,000
Robert C. Troccoli[4]	N/A	N/A
Suzanne H. Woolsey[4]	None	$50,001-$100,000

[3]	Includes total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested on one or more of the Invesco Funds.
[4]	The information in the table is provided as of December 31, 2015. Dr. Eli Jones and Mr. Robert C. Troccoli were appointed as trustees of the Trust effective January 29, 2016.”

AIF-SUP-3 031116